UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  DC  20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
  This amendment (Check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perkins, Wolf, McDonnell and Company, LLC
Address: 310 S. Michigan Ave. - Ste. 2600
         Chicago, IL  60604

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:   Gregory E. Wolf
Title:  Treasurer
Phone:  312-922-0355

Signature, Place, and Date of signing:

/s/ Gregory E. Wolf               Chicago, IL          11/05/03

Report Type:

[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

    Form 13F File Number:        Name:

    28-10250               MAC-PER-WOLF COMPANY